Note 12- Subsequent Events	6 Months Ended
Feb. 28, 2018
Notes
Note 12- Subsequent Events

NOTE 12– Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, February 28, 2018, through the filing of this Quarterly report on April 23, 2018, and determined that the following additional subsequent events have occurred:

On February 28, 2018, the Company entered into a convertible Promissory Note with Geneva Roth Remark Holdings, Inc., in the amount of $78,000, with an interest rate of 12% per annum and a due date of February 28, 2019, which can be prepaid prior to 180 days.  The unpaid portion becomes convertible after 180 days, at 61% of the average of the lowest two trading prices over the 15 trading days prior to the conversion date.  Funds were received on March, 1, 2018.

The Company has initiated a one for five reverse split of its outstanding and authorized shares of common stock.  Effecting this corporate action is subject to regulatory (FINRA) approval, which has not, as of the date of this report, been obtained.